Securities (Fair Value Of Securities Pledged) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Pledged as collateral for:
FHLB advances	$ 1,017	$ 3,074
Public deposits	3,060	2,015
Mortgage banking derivatives	3,016	1,500
Interest-rate swaps		77
Total	$ 7,093	$ 6,666